Label	Element	Value
AIG Senior Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AIG Senior Floating Rate Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the AIG Senior Floating Rate Fund (the “Fund”) is to provide as high a level of current income as is consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s principal investment strategy is investing in senior secured floating rate loans.

The principal investment technique of the Fund is investing in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations (“Loans”). Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in such securities. The Fund may invest in Loans directly or by purchasing Assignments or Participations. The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities. The Fund may invest in foreign securities, including up to 10% of its total assets in non-U.S. dollar denominated Loans and high yield fixed income securities and up to 25% of its total assets in U.S. dollar denominated Loans issued by non-U.S. companies.

The Loans generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Most, if not all, of the Loans in which the Fund invests will be rated below investment grade or will be unrated Loans of comparable quality. In selecting Loans, the Fund will employ credit standards that Wellington Management Company LLP (“Wellington Management”), the Fund’s subadviser, has established. Wellington Management’s primary consideration in selecting Loans for investment by the Fund is the Borrower’s creditworthiness. The Fund will generally purchase Loans only if, in the judgment of Wellington Management, the Borrower can meet the debt service on the Loan.

The principal investment strategy and principal investment techniques of the Fund may be changed without shareholder approval. You will receive at least 60 days’ notice of any change to the 80% investment policy set forth above.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Fund’s investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goal. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

General Risks Relating to the Loans. Loans in which the Fund will invest are primarily highly-leveraged Loans made in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. The Loans have floating rates of interest that reset periodically and generally are tied to a rate such as the London Interbank Offered Rate (“LIBOR”) for 90-day dollar deposits. Generally, the Loans are secured and hold the most senior position in the Borrower’s capitalization structure or share the senior position with other senior debt securities of the Borrower. This capital structure position generally gives holders of the Loans a priority claim on some or all of a Borrower’s assets in the event of a default. Such Borrowers are more likely to default on their payments of interest and principal owed to the Fund than issuers of investment grade bonds, and such defaults could reduce the Fund’s net asset value per share (“NAV”) and income distributions. Such Loans are subject to greater credit risks than certain other debt instruments in which the Fund may invest, including the possibility of a default or bankruptcy of the Borrower. An economic downturn generally leads to a higher non-payment rate, and a debt obligation may lose significant value before a default occurs.

No active trading market may exist for many Loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded Loans. In addition, Loans may have contractual restrictions on resale, which can delay the sale and adversely impact the sales price.

Credit Quality. The Fund’s investments in Loans or other securities (e.g., unsecured loans or high yield securities) that are rated below investment grade are subject to the risks of lower rated securities. A lower rated issuer is more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. In addition to the risk of default, lower quality Loans and other securities may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other Loans and securities.

Collateral Impairment. Collateral impairment is the risk that the value of the collateral for a Loan will fall or become illiquid, which would adversely affect the Loan’s value. The Fund expects to invest in collateralized Loans, which are Loans secured by other things of value the Borrower owns. Any type of decline in the value of collateral could cause the Loan to become undercollateralized or unsecured. In this case, there is usually no requirement to pledge more collateral. The Fund may invest in Loans that are guaranteed or collateralized by the shareholders of private companies.

Foreign Securities Risk. By investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Interest Rate Fluctuations. Loans and other securities are subject to the risk of increases in prevailing interest rates, which can cause the price of the Loan or other security to fall, although investments in Loans and other floating rate securities reduce this risk. While the interest rates on the Loans adjust periodically, these rates may not correlate to prevailing interest rates during the periods between rate adjustments. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Securities Selection. A strategy used by the Fund or securities selected by the portfolio manager may fail to produce the intended return.

Economic and General Market Volatility. Economic and other events (whether real or perceived) can reduce the demand for certain senior floating rate loans or senior floating rate loans generally, which may reduce market prices and cause the Fund’s NAV to fall. The frequency and magnitude of such changes cannot be predicted.

Prepayment. Prepayment risk is the possibility that the principal of a Loan or fixed income security may be prepaid prior to its maturity. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. The overall interest rate environment, general business conditions, an issuer’s financial condition and competitive conditions among lenders are also factors that may increase or decrease the frequency of prepayments. Prepayments may reduce the potential for price gains and may result in the Fund having to reinvest proceeds of these securities at lower interest rates.

Redemption Risk. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the Fund’s NAV to decline.

Loan Settlement Risk. Transactions in Loans may settle on a delayed basis, resulting in the proceeds from the sale of a Loan not being available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks or other lenders.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and compare the Fund’s average annual returns to those of the S&P/LSTA Leveraged Loan Index and the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of fixed income market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the Table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850, ext 6003.

Class W shares have not commenced operations as of the date of this Prospectus. As a result, no performance information is available. The returns for Class W shares will be substantially similar to returns for Class C shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the classes have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and compare the Fund’s average annual returns to those of the S&P/LSTA Leveraged Loan Index and the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of fixed income market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class W shares have not commenced operations as of the date of this Prospectus. As a result, no performance information is available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-858-8850, ext 6003
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aig.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	AIG SENIOR FLOATING RATE FUND (Class C)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 29.39% (quarter ended June 30, 2009) and the lowest return for a quarter was -31.65% (quarter ended December 31, 2008).

The Fund’s cumulative year-to-date return through the most recent calendar quarter ended March 31, 2017 was 1.51%.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns for Class W shares will be substantially similar to returns for Class C shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the classes have different expenses.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.65%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the Table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class C. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class C. After-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2016)
AIG Senior Floating Rate Fund | S&P/LSTA Leveraged Loan Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	10.16%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	5.11%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	4.64%
AIG Senior Floating Rate Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	2.65%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	2.23%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	4.34%
AIG Senior Floating Rate Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.77%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	1.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 400
AIG Senior Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2007	rr_AnnualReturn2007	0.43%
Annual Return 2008	rr_AnnualReturn2008	(38.31%)
Annual Return 2009	rr_AnnualReturn2009	59.94%
Annual Return 2010	rr_AnnualReturn2010	10.01%
Annual Return 2011	rr_AnnualReturn2011	0.06%
Annual Return 2012	rr_AnnualReturn2012	8.20%
Annual Return 2013	rr_AnnualReturn2013	4.89%
Annual Return 2014	rr_AnnualReturn2014	(0.10%)
Annual Return 2015	rr_AnnualReturn2015	(1.85%)
Annual Return 2016	rr_AnnualReturn2016	9.76%
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	8.76%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	2.91%
AIG Senior Floating Rate Fund | Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	7.09%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	2.48%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	1.21%
AIG Senior Floating Rate Fund | Class C | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	4.92%	[5]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	2.42%	[5]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	1.51%	[5]

[1]	The Administrative Fee is a component of Other Expenses.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.25% for Class W shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This Agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the directors of the Board who are not "interested persons" of SunAmerica Series, Inc. as defined in the Investment Company Act of 1940, as amended.
[4]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown in the table above exceed the contractual expense limitations shown in footnote 3 because they include Acquired Fund Fees and Expenses, whereas the contractual expense limitations are based on operating expenses and do not include Acquired Fund Fees and Expenses.
[5]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.